MFS(R) /Sun Life Series Trust

                             Strategic Value Series

                               Total Return Series

                      Supplement to the Current Prospectus:


Effective March 19, 2007, the sub-section entitled "Portfolio Management" under the main heading "IV - Management of the Series" is hereby restated as follows, with Respect to the Strategic Value Series and the Total Return Series only:


Portfolio Management

Information regarding the portfolio managers of each series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the series' SAI. The portfolio managers are primarily responsible for the day-to-day management of the series.

Series                     Portfolio Manager     Primary Role              Since      Title and Five Year History
------                     -----------------     ------------              -----      ---------------------------
Strategic Value Series     Kenneth J. Enright     Portfolio Manager        Inception  Senior Vice President of MFS; employed in the
                                                                                      investment management area of MFS since 1986.

Total Return Series        Nevin P. Chitkara      Large-Cap Value          2006       Vice President of MFS; employed in the
                                                  Equities Portfolio investment       management area of MFS since 1997.
                                                  Manager

                           William P. Douglas     Mortgage Backed Debt     2004       Vice President of MFS; employed in the
                                                  Securities Portfolio                investment management area of MFS since 2004;
                                                  Manager                             Vice President and Senior Mortgage Analyst at
                                                                                      Wellington Management Company, LLP from 1994
                                                                                      to 2004.

                           Kenneth J. Enright     Multi-Cap Value          1999       Senior Vice President of MFS; employed in the
                                                  Equities Portfolio investment       management area of MFS since 1986.
                                                  Manager

                           Steven R. Gorham       Large-Cap Value          2002       Senior Vice President of MFS; employed in the
                                                  Equities Portfolio investment       management area of MFS since 1992.
                                                  Manager

                           Richard O. Hawkins     Debt Securities          2005       Senior Vice President of MFS; employed in the
                                                  Portfolio Manager                   investment management area of MFS since 1988.

                           Michael W. Roberge     Debt Securities          2002       Executive Vice President of MFS; employed in
                                                  Portfolio Manager                   the investment management area of MFS since
                                                                                      1996.

                           Brooks A. Taylor       Lead/Large-Cap Value     2004       Senior Vice President of MFS; employed in the
                                                  Equities Portfolio investment       management area of MFS since 1996.
                                                  Manager

                 The date of this Supplement is March 21, 2007.